VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—5.9%
U.S. Treasury Notes
0.125%, 8/31/23	$ 7,085	$ 7,027
2.500%, 4/30/24	4,415	4,309
4.125%, 1/31/25	12,435	12,240
0.250%, 5/31/25	2,405	2,201
Total U.S. Government Securities (Identified Cost $26,005)		25,777

Foreign Government Securities—0.3%
Dominican Republic 144A 5.500%, 2/22/29(1)	1,090	1,021
Republic of South Africa 5.875%, 9/16/25	265	261
Total Foreign Government Securities (Identified Cost $1,367)		1,282

Mortgage-Backed Securities—27.1%
Agency—2.0%
Federal Home Loan Mortgage Corp. Pool #SD3238 5.500%, 12/1/52	1,300	1,295
Federal National Mortgage Association
Pool #AC3654 5.000%, 10/1/39	69	69
Pool #AD3841 4.500%, 4/1/40	19	19
Pool #AD6058 4.000%, 8/1/25	5	5
Pool #AL7532 3.000%, 11/1/27	126	121
Pool #AO5149 3.000%, 6/1/27	34	32
Pool #AS5730 3.000%, 9/1/30	329	313
Pool #FS4438 5.000%, 11/1/52	2,279	2,236
Pool #MA0908 4.000%, 11/1/31	91	89
Pool #MA3663 3.500%, 5/1/49	176	163
Pool #MA4805 4.500%, 11/1/52	2,265	2,178
Pool #MA5072 5.500%, 7/1/53	2,190	2,180
Government National Mortgage Association
Pool #345039 7.000%, 9/15/23	—(2)	—(2)
Pool #780023 7.000%, 9/15/24	—(2)	—(2)
		8,700

Non-Agency—25.1%
Ajax Mortgage Loan Trust 2019-D, A1 144A 2.956%, 9/25/65(1)(3)	440	404
American Homes 4 Rent Trust 2015-SFR1, A 144A 3.467%, 4/17/52(1)	169	162
AMSR Trust
2020-SFR1, B 144A 2.120%, 4/17/37(1)	940	870
	Par Value	Value

Non-Agency—continued
2020-SFR3, B 144A 1.806%, 9/17/37(1)	$ 2,400	$ 2,180
2021-SFR2, C 144A 1.877%, 8/17/38(1)	1,010	878
Angel Oak Mortgage Trust
2020-4, A1 144A 1.469%, 6/25/65(1)(3)	920	843
2020-R1, A2 144A 1.247%, 4/25/53(1)(3)	674	606
2021-7, A1 144A 1.978%, 10/25/66(1)(3)	898	738
2021-8, A1 144A 1.820%, 11/25/66(1)(3)	2,371	1,973
Angel Oak SB Commercial Mortgage Trust 2020-SBC1, A1 144A 2.068%, 5/25/50(1)(3)	488	442
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(1)(3)	967	899
2020-1, A1B 144A 2.100%, 3/25/55(1)	900	820
BBCMS Mortgage Trust 2018-TALL, A (1 month LIBOR + 0.872%, Cap N/A, Floor 0.872%) 144A 6.066%, 3/15/37(1)(3)	770	693
BPR Trust
2021-KEN, A (1 month Term SOFR + 1.364%, Cap N/A, Floor 1.250%) 144A 6.511%, 2/15/29(1)(3)	755	741
2022-OANA, A (1 month Term SOFR + 1.898%, Cap N/A, Floor 1.898%) 144A 7.045%, 4/15/37(1)(3)	1,525	1,479
BRAVO Residential Funding Trust 2021-NQM3, A1 144A 1.699%, 4/25/60(1)(3)	1,892	1,661
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(1)(3)	416	387
BX Commercial Mortgage Trust 2019-XL, C (1 month Term SOFR + 1.364%, Cap N/A, Floor 1.250%) 144A 6.511%, 10/15/36(1)(3)	880	870
BX Trust
2018-GW, B (1 month LIBOR + 1.270%, Cap N/A, Floor 1.270%) 144A 6.463%, 5/15/35(1)(3)	1,265	1,247
2019-OC11, B 144A 3.605%, 12/9/41(1)	811	696
2022-CLS, A 144A 5.760%, 10/13/27(1)	2,212	2,130
Cascade MH Asset Trust 2021-MH1, A1 144A 1.753%, 2/25/46(1)	2,186	1,855
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(1)(3)	206	184
2016-SH2, M2 144A 3.750%, 12/25/45(1)(3)	371	322
Citigroup Mortgage Loan Trust, Inc.
2015-PS1, A1 144A 3.750%, 9/25/42(1)(3)	27	25
2019-RP1, A1 144A 3.500%, 1/25/66(1)(3)	1,021	958
COLT Funding LLC 2021-3R, A1 144A 1.051%, 12/25/64(1)(3)	957	819
See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
COLT Mortgage Loan Trust
2022-3, A1 144A 3.901%, 2/25/67(1)(3)	$ 1,910	$ 1,748
2022-4, A1 144A 4.301%, 3/25/67(1)(3)	618	587
2021-2R, A1 144A 0.798%, 7/27/54(1)	317	269
COLT Mortgage Pass-Through Certificates 2021-1R, A1 144A 0.857%, 5/25/65(1)(3)	425	349
COMM Mortgage Trust 2020-CBM, B 144A 3.099%, 2/10/37(1)	1,035	957
CoreVest American Finance Issuer LLC 2021-RTL1, A1 144A 2.239%, 3/28/29(1)(3)	950	866
CoreVest American Finance Trust
2020-1, A1 144A 1.832%, 3/15/50(1)	1,565	1,479
2020-4, A 144A 1.174%, 12/15/52(1)	1,236	1,112
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%, Cap N/A, Floor 0.980%) 144A 6.173%, 5/15/36(1)(3)	1,451	1,444
Credit Suisse Mortgage Capital Trust
2017-RPL1, A1 144A 2.750%, 7/25/57(1)(3)	647	615
2020-RPL4, A1 144A 2.000%, 1/25/60(1)(3)	2,494	2,142
Deephaven Residential Mortgage Trust 2022-1, A1 144A 2.205%, 1/25/67(1)(3)	101	89
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(3)	227	206
2020-1, A1 144A 2.006%, 5/25/65(1)(3)	362	344
2020-2, A1 144A 1.178%, 10/25/65(1)(3)	1,401	1,246
2021-1, A2 144A 1.003%, 2/25/66(1)(3)	472	389
Extended Stay America Trust 2021-ESH, C (1 month LIBOR + 1.700%, Cap N/A, Floor 1.700%) 144A 6.894%, 7/15/38(1)(3)	1,041	1,013
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 8/17/37(1)	440	400
2020-SFR2, B 144A 1.567%, 10/19/37(1)	2,045	1,838
2021-SFR1, D 144A 2.189%, 8/17/38(1)	1,050	902
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(1)(3)	71	64
2018-1, A23 144A 3.500%, 11/25/57(1)(3)	47	41
2019-2, A52 144A 3.500%, 6/25/59(1)(3)	398	355
GCAT Trust 2020-NQM1, A1 144A 2.247%, 1/25/60(1)(3)	90	84
GCT Commercial Mortgage Trust 2021-GCT, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 5.993%, 2/15/38(1)(3)	2,085	1,781
	Par Value	Value

Non-Agency—continued
Goldman Sachs Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53(3)	$ 1,426	$ 1,188
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(1)	1,070	944
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(1)(3)	1,183	1,178
INTOWN Mortgage Trust 2022-STAY, A (1 month Term SOFR + 2.489%, Cap N/A, Floor 2.489%) 144A 7.636%, 8/15/39(1)(3)	1,765	1,765
JPMBB Commercial Mortgage Securities Trust
2014-C18, AS 4.439%, 2/15/47(3)	1,395	1,357
2015-C32, AS 3.984%, 11/15/48	2,200	2,045
JPMorgan Chase Mortgage Trust
2014-1, 2A12 144A 3.500%, 1/25/44(1)(3)	98	88
2014-2, 2A2 144A 3.500%, 6/25/29(1)(3)	147	140
2014-2, AM 144A 3.336%, 6/25/29(1)(3)	224	213
2015-1, AM1 144A 6.189%, 12/25/44(1)(3)	41	39
2015-5, A2 144A 6.347%, 5/25/45(1)(3)	221	217
2017-3, 2A2 144A 2.500%, 8/25/47(1)(3)	206	176
2017-5, A1 144A 3.356%, 10/26/48(1)(3)	281	273
KKR Industrial Portfolio Trust 2021-KDIP, C (1 month Term SOFR + 1.114%, Cap N/A, Floor 1.000%) 144A 6.261%, 12/15/37(1)(3)	1,459	1,411
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.950%, Cap N/A, Floor 0.800%) 144A 6.143%, 5/15/36(1)(3)	1,040	1,033
LHOME Mortgage Trust 2021-RTL1, A1 144A 2.090%, 2/25/26(1)(3)	539	531
MetLife Securitization Trust
2018-1A, A 144A 3.750%, 3/25/57(1)(3)	1,384	1,290
2019-1A, A1A 144A 3.750%, 4/25/58(1)(3)	1,843	1,757
MFA Trust
2020-NQM3, A1 144A 1.014%, 1/26/65(1)(3)	753	671
2021-INV1, A1 144A 0.852%, 1/25/56(1)(3)	127	112
Mill City Mortgage Loan Trust 2021-NMR1, A1 144A 1.125%, 11/25/60(1)(3)	619	570
Morgan Stanley Residential Mortgage Loan Trust 2014-1A, B2 144A 6.506%, 6/25/44(1)(3)	210	210
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(1)(3)	467	434
2015-2A, A1 144A 3.750%, 8/25/55(1)(3)	505	465
2016-1A, A1 144A 3.750%, 3/25/56(1)(3)	278	255
2016-3A, A1 144A 3.750%, 9/25/56(1)(3)	290	264

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2016-4A, A1 144A 3.750%, 11/25/56(1)(3)	$ 1,279	$ 1,162
2017-2A, A3 144A 4.000%, 3/25/57(1)(3)	801	746
2021-NQ2R, A1 144A 0.941%, 10/25/58(1)(3)	446	395
2014-3A, AFX3 144A 3.750%, 11/25/54(1)(3)	1,109	1,000
2016-2A, A1 144A 3.750%, 11/26/35(1)(3)	642	598
2018-1A, A1A 144A 4.000%, 12/25/57(1)(3)	1,969	1,847
NMLT Trust 2021-INV1, A1 144A 1.185%, 5/25/56(1)(3)	1,266	1,027
NYMT Loan Trust 2022-CP1, A1 144A 2.042%, 7/25/61(1)	2,209	1,970
OBX Trust
2019-INV1, A3 144A 4.500%, 11/25/48(1)(3)	44	42
2018-1, A2 (1 month LIBOR + 0.650%) 144A 5.800%, 6/25/57(1)(3)	103	97
Preston Ridge Partners Mortgage LLC
2021-3, A1 144A 1.867%, 4/25/26(1)(3)	415	387
2021-RPL2, A1 144A 1.455%, 10/25/51(1)(3)	549	476
PRET LLC 2021-RN3, A1 144A 1.843%, 9/25/51(1)(3)	1,130	1,026
Progress Residential Trust
2019-SFR3, B 144A 2.571%, 9/17/36(1)	850	813
2021-SFR3, C 144A 2.088%, 5/17/26(1)	500	440
2021-SFR3, D 144A 2.288%, 5/17/26(1)	1,010	884
2020-SFR3, A 144A 1.294%, 10/17/27(1)	344	310
2021-SFR1, C 144A 1.555%, 4/17/38(1)	1,050	920
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(1)(3)	101	86
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(1)(3)	291	246
Residential Mortgage Loan Trust
2019-2, A1 144A 2.913%, 5/25/59(1)(3)	123	121
2020-1, A1 144A 2.376%, 1/26/60(1)(3)	2,162	2,037
SG Residential Mortgage Trust
2019-3, A1 144A 2.703%, 9/25/59(1)(3)	201	194
2021-1, A3 144A 1.560%, 7/25/61(1)(3)	407	313
Starwood Mortgage Residential Trust
2020-1, A1 144A 2.275%, 2/25/50(1)(3)	71	66
2020-3, A1 144A 1.486%, 4/25/65(1)(3)	220	201
2021-3, A2 144A 1.395%, 6/25/56(1)(3)	584	467
2021-3, A3 144A 1.518%, 6/25/56(1)(3)	293	232
	Par Value	Value

Non-Agency—continued
Towd Point Mortgage Trust
2016-1, M1 144A 3.500%, 2/25/55(1)(3)	$ 889	$ 870
2016-2, M2 144A 3.000%, 8/25/55(1)(3)	3,370	3,020
2017-1, A2 144A 3.500%, 10/25/56(1)(3)	2,355	2,256
2018-2, A2 144A 3.500%, 3/25/58(1)(3)	1,565	1,430
2018-3, A1 144A 3.750%, 5/25/58(1)(3)	718	676
2018-6, A1A 144A 3.750%, 3/25/58(1)(3)	904	872
2019-1, A1 144A 3.750%, 3/25/58(1)(3)	285	266
2019-HY2, M1 (1 month LIBOR + 1.600%, Cap N/A, Floor 1.600%) 144A 6.750%, 5/25/58(1)(3)	1,450	1,423
2017-6, A2 144A 3.000%, 10/25/57(1)(3)	1,170	1,051
Towd Point Trust 2021-HE1, M1 144A 1.500%, 2/25/63(1)(3)	434	404
VCAT Asset Securitization LLC 2021-NPL6, A1 144A 1.917%, 9/25/51(1)(3)	1,066	966
VCAT LLC 2021-NPL2, A1 144A 2.115%, 3/27/51(1)(3)	633	598
Velocity Commercial Capital Loan Trust 2020-1, AFX 144A 2.610%, 2/25/50(1)(3)	521	456
Verus Securitization Trust
2019-INV2, A1 144A 2.913%, 7/25/59(1)(3)	592	570
2021-3, A1 144A 1.046%, 6/25/66(1)(3)	1,541	1,285
2022-7, A1 144A 5.152%, 7/25/67(1)(3)	2,961	2,849
2020-1, A1 144A 2.417%, 1/25/60(1)(3)	504	470
2021-R1, A1 144A 0.820%, 10/25/63(1)(3)	911	808
2021-R2, A1 144A 0.918%, 2/25/64(1)(3)	262	224
Visio Trust
2019-2, A1 144A 2.722%, 11/25/54(1)(3)	2,208	2,070
2021-1R, A1 144A 1.280%, 5/25/56(1)	1,551	1,400
Wells Fargo Commercial Mortgage Trust
2014-C24, AS 3.931%, 11/15/47	1,690	1,601
2015-P2, A3 3.541%, 12/15/48	1,382	1,301
Wells Fargo Mortgage Backed Securities Trust
2004-K, 1A2 5.615%, 7/25/34(3)	33	34
2004-U, A1 4.517%, 10/25/34(3)	11	10

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2020-4, A1 144A 3.000%, 7/25/50(1)(3)	$ 268	$ 226
		109,067

Total Mortgage-Backed Securities (Identified Cost $128,021)		117,767

Asset-Backed Securities—35.4%
Automobiles—18.0%
ACC Trust 2021-1, C 144A 2.080%, 12/20/24(1)	1,369	1,349
American Credit Acceptance Receivables Trust
2021-1, C 144A 0.830%, 3/15/27(1)	570	564
2021-3, C 144A 0.980%, 11/15/27(1)	1,253	1,231
Arivo Acceptance Auto Loan Receivables Trust
2021-1A, A 144A 1.190%, 1/15/27(1)	255	249
2022-2A, A 144A 6.900%, 1/16/29(1)	611	607
Avid Automobile Receivables Trust
2021-1, D 144A 1.990%, 4/17/28(1)	400	369
2023-1, A 144A 6.630%, 7/15/26(1)	1,208	1,203
Avis Budget Rental Car Funding LLC
(AESOP) 2020-1A, A 144A 2.330%, 8/20/26(1)	1,475	1,372
(AESOP) 2020-2A, A 144A 2.020%, 2/20/27(1)	400	362
(AESOP) 2021-1A, A 144A 1.380%, 8/20/27(1)	1,750	1,537
(AESOP) 2023-3A, A 144A 5.440%, 2/22/28(1)	1,181	1,162
CarNow Auto Receivables Trust 2021-2A, B 144A 1.300%, 1/15/26(1)	698	692
Carvana Auto Receivables Trust
2019-2A, D 144A 3.280%, 1/15/25(1)	34	34
2019-3A, D 144A 3.040%, 4/15/25(1)	474	471
2019-3A, E 144A 4.600%, 7/15/26(1)	1,445	1,417
2020-N1A, D 144A 3.430%, 1/15/26(1)	861	851
2020-P1, B 0.920%, 11/9/26	1,340	1,214
2021-N1, C 1.300%, 1/10/28	493	458
2021-N2, C 1.070%, 3/10/28	615	564
2021-N3, D 1.580%, 6/12/28	1,490	1,391
2022-N1, C 144A 3.320%, 12/11/28(1)	1,800	1,735
2023-N1, C 144A 5.920%, 7/10/29(1)	1,109	1,085
	Par Value	Value

Automobiles—continued
CIG Auto Receivables Trust
2020-1A, D 144A 2.350%, 1/12/26(1)	$ 479	$ 475
2021-1A, D 144A 2.110%, 4/12/27(1)	1,985	1,825
CPS Auto Receivables Trust
2019-D, E 144A 3.860%, 10/15/25(1)	1,900	1,862
2022-D, D 144A 8.730%, 1/16/29(1)	1,335	1,394
Credit Acceptance Auto Loan Trust
2022-1A, A 144A 4.600%, 6/15/32(1)	1,520	1,476
2023-2A, A 144A 5.920%, 5/16/33(1)	920	908
DT Auto Owner Trust
2020-2A, C 144A 3.280%, 3/16/26(1)	534	530
2021-2A, C 144A 1.100%, 2/16/27(1)	2,015	1,949
2023-1A, B 144A 5.190%, 10/16/28(1)	1,534	1,506
Exeter Automobile Receivables Trust
2019-2A, E 144A 4.680%, 5/15/26(1)	1,605	1,588
2020-1A, D 144A 2.730%, 12/15/25(1)	805	787
2020-3A, E 144A 3.440%, 8/17/26(1)	1,985	1,906
2022-3A, C 5.300%, 9/15/27	895	876
2023-2A, B 5.610%, 9/15/27	1,150	1,137
FHF Trust 2023-1A, A2 144A 6.570%, 6/15/28(1)	1,200	1,188
First Investors Auto Owner Trust
2021-1A, B 144A 0.890%, 3/15/27(1)	2,150	2,111
2021-1A, C 144A 1.170%, 3/15/27(1)	1,895	1,800
2021-2A, C 144A 1.470%, 11/15/27(1)	1,845	1,679
Foursight Capital Automobile Receivables Trust
2022-1, B 144A 2.150%, 5/17/27(1)	1,610	1,501
2023-1, A3 144A 5.390%, 12/15/27(1)	1,435	1,411
GLS Auto Receivables Issuer Trust
2020-2A, B 144A 3.160%, 6/16/25(1)	139	139
2020-4A, C 144A 1.140%, 11/17/25(1)	670	662
2021-3A, C 144A 1.110%, 9/15/26(1)	1,055	1,006
2022-2A, C 144A 5.300%, 4/17/28(1)	1,825	1,786
2022-2A, D 144A 6.150%, 4/17/28(1)	1,775	1,751
GLS Auto Select Receivables Trust 2023-1A, B 144A 6.090%, 3/15/29(1)	1,315	1,307
Hertz Vehicle Financing III LLC 2022-1A, C 144A 2.630%, 6/25/26(1)	2,415	2,210

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Automobiles—continued
LAD Auto Receivables Trust
2021-1A, D 144A 3.990%, 11/15/29(1)	$ 2,000	$ 1,817
2022-1A, A 144A 5.210%, 6/15/27(1)	1,169	1,155
2023-2A, D 144A 6.300%, 2/15/31(1)	825	811
Lendbuzz Securitization Trust 2022-1A, A 144A 4.220%, 5/17/27(1)	1,086	1,053
Lobel Automobile Receivables Trust 2023-1, A 144A 6.970%, 7/15/26(1)	1,080	1,074
OneMain Direct Auto Receivables Trust 2022-1A, C 144A 5.310%, 6/14/29(1)	1,210	1,163
Santander Consumer Auto Receivables Trust 2021-AA, C 144A 1.030%, 11/16/26(1)	590	544
Santander Drive Auto Receivables Trust
2022-5, C 4.740%, 10/16/28	1,155	1,118
2022-7, A2 5.810%, 1/15/26	949	949
Tidewater Auto Receivables Trust 2020-AA, C 144A 1.910%, 9/15/26(1)	368	366
Tricolor Auto Securitization Trust
2022-1A, C 144A 4.710%, 8/15/25(1)	1,725	1,694
2023-1A, B 144A 6.840%, 11/16/26(1)	1,455	1,444
United Auto Credit Securitization Trust
2021-1, D 144A 1.140%, 6/10/26(1)	1,358	1,341
2023-1, B 144A 5.910%, 7/10/28(1)	1,434	1,422
Westlake Automobile Receivables Trust
2020-3A, C 144A 1.240%, 11/17/25(1)	829	818
2021-3A, D 144A 2.120%, 1/15/27(1)	2,015	1,862
2022-1A, B 144A 2.750%, 3/15/27(1)	1,825	1,773
2023-1A, C 144A 5.740%, 8/15/28(1)	1,100	1,086
		78,177

Collateralized Loan Obligations—0.5%
GoldenTree Loan Management US CLO 1 Ltd. 2021-9A, A (3 month LIBOR + 1.070%, Cap N/A, Floor 1.070%) 144A 6.320%, 1/20/33(1)(3)	1,435	1,405
Palmer Square Loan Funding Ltd. 2021-1A, A1 (3 month LIBOR + 0.900%, Cap N/A, Floor 0.900%) 144A 6.150%, 4/20/29(1)(3)	676	670
		2,075

Consumer Loans—2.6%
Affirm Asset Securitization Trust 2022-A, 1A 144A 4.300%, 5/17/27(1)	1,113	1,083
CFMT Issuer Trust 2021-GRN1, A 144A 1.100%, 3/20/41(1)	552	508
	Par Value	Value

Consumer Loans—continued
Lendingpoint Asset Securitization Trust 2022-A, B 144A 2.410%, 6/15/29(1)	$ 1,936	$ 1,920
Marlette Funding Trust
2021-1A, B 144A 1.000%, 6/16/31(1)	80	80
2023-2A, B 144A 6.540%, 6/15/33(1)	1,154	1,147
Oportun Issuance Trust 2021-C, A 144A 2.180%, 10/8/31(1)	1,970	1,772
Regional Management Issuance Trust 2021-1, A 144A 1.680%, 3/17/31(1)	1,815	1,678
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(1)	1,020	980
SoFi Consumer Loan Program Trust 2022-1S, A 144A 6.210%, 4/15/31(1)	534	534
Upstart Securitization Trust 2021-2, B 144A 1.750%, 6/20/31(1)	1,730	1,692
		11,394

Credit Card—1.2%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(1)	1,875	1,756
Discover Card Execution Note Trust 2023-A2, A 4.930%, 6/15/28	1,300	1,294
Genesis Sales Finance Master Trust 2021-AA, A 144A 1.200%, 12/21/26(1)	700	659
Mercury Financial Credit Card Master Trust 2023-1A, A 144A 8.040%, 9/20/27(1)	1,452	1,450
		5,159

Equipment—1.3%
CLI Funding VI LLC 2020-1A, A 144A 2.080%, 9/18/45(1)	1,684	1,458
NMEF Funding LLC 2021-A, B 144A 1.850%, 12/15/27(1)	3,160	3,085
Pawnee Equipment Receivables Series LLC 2020-1, A 144A 1.370%, 11/17/25(1)	18	18
Post Road Equipment Finance 2022-1A, B 144A 5.150%, 1/16/29(1)	1,210	1,166
		5,727

Other—11.7%
Accelerated LLC 2021-1H, A 144A 1.350%, 10/20/40(1)	935	841
Aligned Data Centers Issuer LLC 2021-1A, A2 144A 1.937%, 8/15/46(1)	1,840	1,609
Amur Equipment Finance Receivables XII LLC 2023-1A, A2 144A 6.090%, 12/20/29(1)	1,300	1,297
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(1)	417	412
2019-A, A 144A 3.140%, 7/16/40(1)	326	304
2019-A, C 144A 4.010%, 7/16/40(1)	1,910	1,680

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Other—continued
2020-AA, B 144A 2.790%, 7/17/46(1)	$ 1,355	$ 1,177
2021-A, A 144A 1.540%, 7/17/46(1)	1,445	1,276
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)	1,791	1,578
Bankers Healthcare Group Securitization Trust 2020-A, A 144A 2.560%, 9/17/31(1)	207	203
BHG Securitization Trust 2021-B, B 144A 1.670%, 10/17/34(1)	1,495	1,319
BRE Grand Islander Timeshare Issuer LLC 2017-1A, A 144A 2.940%, 5/25/29(1)	127	124
BXG Receivables Note Trust
2020-A, B 144A 2.490%, 2/28/36(1)	587	526
2022-A, A 144A 4.120%, 9/28/37(1)	942	892
CCG Receivables Trust
2021-1, C 144A 0.840%, 6/14/27(1)	1,510	1,419
2023-1, A2 144A 5.820%, 9/16/30(1)	500	501
Commercial Equipment Finance LLC 2021-A, A 144A 2.050%, 2/16/27(1)	438	424
Conn’s Receivables Funding LLC 2021-A, B 144A 2.870%, 5/15/26(1)	224	224
Crossroads Asset Trust 2021-A, B 144A 1.120%, 6/20/25(1)	676	672
Dext ABS LLC
2020-1, A 144A 1.460%, 2/16/27(1)	67	67
2023-1, A2 144A 5.990%, 3/15/32(1)	695	685
Diamond Resorts Owner Trust
2019-1A, B 144A 3.530%, 2/20/32(1)	394	374
2021-1A, A 144A 1.510%, 11/21/33(1)	679	620
Foundation Finance Trust 2019-1A, A 144A 3.860%, 11/15/34(1)	310	305
FREED ABS Trust 2022-1FP, C 144A 2.510%, 3/19/29(1)	1,205	1,155
GCI Funding I LLC 2021-1, A 144A 2.380%, 6/18/46(1)	1,142	970
Gold Key Resorts LLC 2014-A, A 144A 3.220%, 3/17/31(1)	5	5
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(1)	1,911	1,626
Hilton Grand Vacations Trust
2017-AA, A 144A 2.660%, 12/26/28(1)	82	81
2018-AA, A 144A 3.540%, 2/25/32(1)	250	241
2020-AA, A 144A 2.740%, 2/25/39(1)	373	348
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(1)	958	876
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	2,193	2,011
	Par Value	Value

Other—continued
LL ABS Trust 2021-1A, A 144A 1.070%, 5/15/29(1)	$ 363	$ 354
Mariner Finance Issuance Trust
2019-AA, A 144A 2.960%, 7/20/32(1)	172	171
2020-AA, A 144A 2.190%, 8/21/34(1)	1,090	1,048
MVW LLC
2020-1A, A 144A 1.740%, 10/20/37(1)	1,214	1,107
2021-1WA, B 144A 1.440%, 1/22/41(1)	635	569
MVW Owner Trust 2019-1A, A 144A 2.890%, 11/20/36(1)	265	251
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(1)	1,925	1,642
NMEF Funding LLC 2022-A, B 144A 3.350%, 10/16/28(1)	1,480	1,402
Oasis Securitization Funding LLC 2021-2A, A 144A 2.143%, 10/15/33(1)	524	516
Octane Receivables Trust
2019-1A, C 144A 4.740%, 6/20/25(1)	1,277	1,273
2020-1A, B 144A 1.980%, 6/20/25(1)	1,825	1,793
2021-1A, A 144A 0.930%, 3/22/27(1)	468	454
2023-1A, C 144A 6.370%, 9/20/29(1)	1,450	1,426
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(1)	290	276
Planet Fitness Master Issuer LLC 2018-1A, A2II 144A 4.666%, 9/5/48(1)	1,843	1,758
Purchasing Power Funding LLC 2021-A, A 144A 1.570%, 10/15/25(1)	1,357	1,338
SBA Tower Trust 144A 1.631%, 5/15/51(1)	1,900	1,639
Sierra Timeshare Receivables Funding LLC
2018-2A, A 144A 3.500%, 6/20/35(1)	94	93
2019-1A, B 144A 3.420%, 1/20/36(1)	157	151
2019-2A, B 144A 2.820%, 5/20/36(1)	163	157
2020-2A, B 144A 2.320%, 7/20/37(1)	563	526
2022-2A, C 144A 6.360%, 6/20/40(1)	493	478
Taco Bell Funding LLC 2016-1A, A23 144A 4.970%, 5/25/46(1)	653	628
TRP LLC 2021-1, A 144A 2.070%, 6/19/51(1)	524	448
VFI ABS LLC 2022-1A, B 144A 3.040%, 7/24/28(1)	2,443	2,306
Westgate Resorts LLC
2020-1A, A 144A 2.713%, 3/20/34(1)	337	329
2022-1A, B 144A 2.288%, 8/20/36(1)	1,000	938

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Other—continued
ZAXBY’S Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(1)	$ 2,353	$ 1,959
		50,872

Student Loan—0.1%
Commonbond Student Loan Trust
2017-AGS, A1 144A 2.550%, 5/25/41(1)	96	88
2020-1, A 144A 1.690%, 10/25/51(1)	264	233
Navient Private Education Loan Trust 2017-A, A2A 144A 2.880%, 12/16/58(1)	74	73
		394

Total Asset-Backed Securities (Identified Cost $162,197)		153,798

Corporate Bonds and Notes—23.1%
Communication Services—0.8%
CCO Holdings LLC 144A 6.375%, 9/1/29(1)	216	203
Level 3 Financing, Inc. 144A 4.625%, 9/15/27(1)	595	414
Sprint Capital Corp. 6.875%, 11/15/28	665	705
Sprint Spectrum Co. LLC 144A 4.738%, 9/20/29(1)	105	104
TripAdvisor, Inc. 144A 7.000%, 7/15/25(1)	900	900
Verizon Communications, Inc. (3 month LIBOR + 1.100%) 6.421%, 5/15/25(3)	636	641
Warnermedia Holdings, Inc. 3.755%, 3/15/27	760	709
		3,676

Consumer Discretionary—0.5%
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(1)	1,600	1,504
Clarios Global LP 144A 6.750%, 5/15/28(1)	95	95
Ford Motor Credit Co. LLC 7.350%, 11/4/27	525	536
		2,135

Consumer Staples—0.6%
Albertsons Cos., Inc. 144A 3.250%, 3/15/26(1)	770	711
BAT Capital Corp. 2.259%, 3/25/28	1,565	1,342
Central American Bottling Corp. 144A 5.250%, 4/27/29(1)	495	457
		2,510

Energy—1.6%
Aker BP ASA 144A 2.000%, 7/15/26(1)	377	339
	Par Value	Value

Energy—continued
Boardwalk Pipelines LP 4.950%, 12/15/24	$ 955	$ 939
BP Capital Markets plc 4.875% (4)	1,115	1,013
Civitas Resources, Inc. 144A 8.375%, 7/1/28(1)	325	329
Enbridge, Inc. 7.375%, 1/15/83	1,155	1,133
Energy Transfer LP 4.200%, 4/15/27	690	659
EQM Midstream Partners LP
144A 6.000%, 7/1/25(1)	403	399
144A 7.500%, 6/1/27(1)	5	5
Korea National Oil Corp. 144A 4.875%, 4/3/28(1)	200	198
NGPL PipeCo LLC 144A 4.875%, 8/15/27(1)	954	904
Petroleos Mexicanos 6.500%, 3/13/27	1,215	1,078
		6,996

Financials—9.0%
AerCap Ireland Capital DAC
2.450%, 10/29/26	760	679
3.000%, 10/29/28	150	130
Series 3NC1 1.750%, 10/29/24	266	250
American Express Co. 5.850%, 11/5/27	700	717
Banco Santander Chile 144A 2.700%, 1/10/25(1)	950	906
Bank of America Corp.
1.734%, 7/22/27	2,280	2,035
2.551%, 2/4/28	719	649
(3 month LIBOR + 0.770%) 6.096%, 2/5/26(3)	840	839
Barclays plc
7.325%, 11/2/26	370	378
7.385%, 11/2/28	360	375
Blackstone Private Credit Fund
2.625%, 12/15/26	744	633
4.000%, 1/15/29	415	352
BPCE S.A. 144A 5.975%, 1/18/27(1)	610	604
Brookfield Finance, Inc. 3.900%, 1/25/28	1,580	1,463
Capital One Financial Corp. 6.312%, 6/8/29	672	667
Charles Schwab Corp. (The)
Series G 5.375%(4)	275	263
Series H 4.000%(4)	830	606
Citadel Finance LLC 144A 3.375%, 3/9/26(1)	1,190	1,069
Citigroup, Inc.
3.200%, 10/21/26	410	384
(3 month LIBOR + 1.250%) 6.783%, 7/1/26(3)	1,080	1,090
(SOFR + 1.280%) 6.370%, 2/24/28(3)(5)	962	968

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Financials—continued
Citizens Bank N.A. 2.250%, 4/28/25	$ 810	$ 732
Corebridge Financial, Inc. 6.875%, 12/15/52	939	900
Credit Suisse AG 7.950%, 1/9/25	465	474
Danske Bank A/S
144A 3.773%, 3/28/25(1)	500	489
144A 1.621%, 9/11/26(1)	673	604
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)	1,430	1,277
Fifth Third Bancorp 4.055%, 4/25/28	255	235
Fifth Third Bank N.A. 5.852%, 10/27/25	470	458
Goldman Sachs Group, Inc. (The)
(3 month LIBOR + 1.170%) 6.491%, 5/15/26(3)	475	481
(3 month LIBOR + 1.750%) 7.023%, 10/28/27(3)	1,750	1,779
Huntington Bancshares, Inc. 2.625%, 8/6/24	445	426
Huntington National Bank (The) 5.699%, 11/18/25	292	284
JPMorgan Chase & Co.
1.578%, 4/22/27	1,680	1,509
(SOFR + 1.180%) 6.270%, 2/24/28(3)	1,500	1,507
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	1,200	1,043
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	1,385	1,088
Lincoln National Corp. (3 month LIBOR + 2.040%) 7.290%, 4/20/67(3)	1,394	894
Morgan Stanley
2.475%, 1/21/28	1,016	917
6.296%, 10/18/28	339	348
5.123%, 2/1/29(3)	1,185	1,169
Navient Corp. 5.875%, 10/25/24	1,130	1,110
OWL Rock Core Income Corp. 5.500%, 3/21/25	500	481
Prudential Financial, Inc. 6.000%, 9/1/52	260	247
Spirit Realty LP 4.450%, 9/15/26	474	446
State Street Corp.
5.751%, 11/4/26	633	636
5.820%, 11/4/28	495	507
Synchrony Financial
4.875%, 6/13/25	200	190
3.700%, 8/4/26	304	273
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	1,020	740
Toronto-Dominion Bank (The) 8.125%, 10/31/82	1,070	1,087
Truist Bank 3.625%, 9/16/25	965	901
	Par Value	Value

Financials—continued
Wells Fargo & Co. 3.526%, 3/24/28	$ 700	$ 653
		38,942

Health Care—2.3%
Bio-Rad Laboratories, Inc. 3.300%, 3/15/27	1,054	981
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	1,060	917
GE HealthCare Technologies, Inc.
5.600%, 11/15/25	321	321
5.650%, 11/15/27	330	334
HCA, Inc. 5.200%, 6/1/28	417	414
Illumina, Inc.
5.800%, 12/12/25	420	421
5.750%, 12/13/27	510	512
IQVIA, Inc. 144A 5.700%, 5/15/28(1)	835	827
Royalty Pharma plc
1.200%, 9/2/25	190	171
1.750%, 9/2/27	2,135	1,831
Universal Health Services, Inc. 1.650%, 9/1/26	1,825	1,595
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	273	259
Viatris, Inc.
2.300%, 6/22/27	1,441	1,259
144A 2.300%, 6/22/27(1)	—(2)	—(2)
		9,842

Industrials—2.3%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(1)	1,339	1,286
Boeing Co. (The)
4.875%, 5/1/25	335	330
5.040%, 5/1/27	507	501
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(1)	1,461	1,203
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	843	695
GFL Environmental, Inc. 144A 3.750%, 8/1/25(1)	1,650	1,570
Hexcel Corp. 4.200%, 2/15/27	985	927
Huntington Ingalls Industries, Inc. 2.043%, 8/16/28	1,948	1,636
Penske Truck Leasing Co. LP
144A 5.750%, 5/24/26(1)	450	446
144A 6.200%, 6/15/30(1)	325	327
Regal Rexnord Corp.
144A 6.050%, 2/15/26(1)	256	256
144A 6.050%, 4/15/28(1)	391	388
144A 6.300%, 2/15/30(1)	450	449
		10,014

Information Technology—0.8%
CDW LLC 3.276%, 12/1/28	527	457

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Kyndryl Holdings, Inc. 2.700%, 10/15/28	$ 547	$ 445
Open Text Corp. 144A 3.875%, 2/15/28(1)	900	792
SK Hynix, Inc. 144A 1.500%, 1/19/26(1)	1,195	1,057
TD SYNNEX Corp. 2.375%, 8/9/28	755	619
		3,370

Materials—1.7%
ArcelorMittal S.A. 6.550%, 11/29/27	665	682
Ardagh Packaging Finance plc 144A 4.125%, 8/15/26(1)	1,125	1,048
Bayport Polymers LLC 144A 4.743%, 4/14/27(1)	1,185	1,102
Celanese U.S. Holdings LLC 5.900%, 7/5/24	650	649
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(1)	1,280	1,219
Glencore Funding LLC 144A 1.625%, 9/1/25(1)	1,040	955
International Flavors & Fragrances, Inc. 144A 1.832%, 10/15/27(1)	853	719
Knife River Corp. 144A 7.750%, 5/1/31(1)	105	106
Silgan Holdings, Inc. 144A 1.400%, 4/1/26(1)	1,038	917
		7,397

Real Estate—1.5%
EPR Properties 4.950%, 4/15/28	1,105	987
GLP Capital LP 5.250%, 6/1/25	955	934
Office Properties Income Trust
4.500%, 2/1/25	930	804
2.650%, 6/15/26	373	275
Retail Opportunity Investments Partnership LP 5.000%, 12/15/23	1,645	1,621
Service Properties Trust
4.650%, 3/15/24	520	511
4.350%, 10/1/24	550	529
VICI Properties LP
144A 4.625%, 6/15/25(1)	170	164
144A 4.500%, 1/15/28(1)	265	244
144A 4.625%, 12/1/29(1)	535	486
		6,555

Utilities—2.0%
American Electric Power Co., Inc. 5.699%, 8/15/25	964	957
DPL, Inc. 4.125%, 7/1/25	147	140
Electricite de France S.A. 144A 5.700%, 5/23/28(1)	690	689
Enel Finance America LLC 144A 7.100%, 10/14/27(1)	570	599
	Par Value	Value

Utilities—continued
Enel Finance International N.V. 144A 6.800%, 10/14/25(1)	$ 200	$ 204
Exelon Corp. 5.150%, 3/15/28	975	970
FirstEnergy Transmission LLC 144A 2.866%, 9/15/28(1)	837	737
National Grid plc 5.602%, 6/12/28	422	424
NextEra Energy Capital Holdings, Inc. 6.051%, 3/1/25	674	676
NRG Energy, Inc. 144A 3.750%, 6/15/24(1)	1,161	1,122
Puget Energy, Inc. 2.379%, 6/15/28	1,068	921
Southern Co. (The) Series 21-A 3.750%, 9/15/51	1,640	1,396
		8,835

Total Corporate Bonds and Notes (Identified Cost $107,760)		100,272

Leveraged Loans—6.3%
Aerospace—0.7%
Brown Group Holding LLC (1 month Term SOFR + 2.600%) 7.702%, 6/7/28(3)	741	729
Delta Air Lines, Inc. (3 month Term SOFR + 3.750%) 8.798%, 10/20/27(3)	544	565
Mileage Plus Holdings LLC (3 month LIBOR + 5.250%) 10.764%, 6/21/27(3)	484	502
TransDigm, Inc. Tranche I (3 month Term SOFR + 3.250%) 8.492%, 8/24/28(3)	1,127	1,126
		2,922

Chemicals—0.2%
Ineos Finance plc 2027 (1 month Term SOFR + 3.850%) 8.952%, 11/8/27(3)	1,030	1,025
Consumer Durables—0.3%
Resideo Funding, Inc. Tranche B (1-3 month LIBOR + 2.250%) 7.470% - 7.600%, 2/11/28(3)	614	611
Zodiac Pool Solutions LLC (1 month Term SOFR + 2.100%) 7.202%, 1/29/29(3)	765	760
		1,371

Energy—0.3%
Freeport LNG Investments LLP Tranche B (3 month LIBOR + 3.500%) 8.750%, 12/21/28(3)	626	613
Oryx Midstream Services Permian Basin LLC 2023 (1 month Term SOFR + 3.360%) 8.505% - 8.539%, 10/5/28(3)	748	745

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Energy—continued
Paragon Offshore Finance Co. (1 month PRIME + 0.000%) 3.750%, 7/16/21(6)(7)	$ 1	$ —
		1,358

Financials—0.4%
Avolon TLB Borrower 1 U.S. LLC Tranche B-5 (1 month LIBOR + 2.250%) 7.396%, 12/1/27(3)	941	939
Citadel Securities LP 2021 (1 month Term SOFR + 2.610%) 7.717%, 2/2/28(3)	912	910
		1,849

Food / Tobacco—0.4%
Aramark Services, Inc.
Tranche B-5 (1 month Term SOFR + 2.610%) 7.717%, 4/6/28(3)	583	582
Tranche B-6 (1 month Term SOFR + 2.610%) 7.717%, 6/22/30(3)	353	352
Hostess Brands LLC 2019, Tranche B (3 month LIBOR + 2.250%) 7.075%, 8/3/25(3)	891	890
		1,824

Forest Prod / Containers—0.2%
Berry Global, Inc. Tranche Z (1 month LIBOR + 1.750%) 6.972%, 7/1/26(3)	781	780
Gaming / Leisure—0.6%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 3.350%) 8.452%, 2/6/30(3)	259	259
Hilton Worldwide Finance LLC Tranche B-2 (1 month Term SOFR + 1.750%) 6.939%, 6/22/26(3)	623	622
Scientific Games International, Inc. Tranche B (1 month Term SOFR + 3.100%) 8.248%, 4/13/29(3)	366	365
Stars Group Holdings B.V. 2021 (3 month LIBOR + 2.250%) 7.753%, 7/21/26(3)	622	622
UFC Holdings LLC Tranche B-3 (3 month LIBOR + 2.750%) 8.050%, 4/29/26(3)	838	836
		2,704

Health Care—0.3%
Agiliti Health, Inc. 2023, Tranche B (1 month Term SOFR + 3.000%) 8.160%, 5/1/30(3)	643	640
Select Medical Corp. Tranche B (1 month Term SOFR + 2.600%) 7.702%, 3/6/25(3)	645	643
		1,283

	Par Value	Value

Housing—0.3%
Quikrete Holdings, Inc. Tranche B-1 (1 month Term SOFR + 3.110%) 8.217%, 3/19/29(3)	$ 632	$ 632
Standard Industries, Inc. (1 month Term SOFR + 2.610%) 7.692%, 9/22/28(3)	615	614
		1,246

Information Technology—0.7%
CCC Intelligent Solutions, Inc. Tranche B (1 month Term SOFR + 2.360%) 7.467%, 9/21/28(3)	625	623
Go Daddy Operating Co. LLC Tranche B-5 (1 month Term SOFR + 3.000%) 8.102%, 11/9/29(3)	1,366	1,368
Uber Technologies, Inc. 2023 (3 month Term SOFR + 2.750%) 7.999% - 8.026%, 3/3/30(3)	358	358
UKG, Inc. 2021-2, First Lien (3 month Term SOFR + 3.350%) 8.271%, 5/4/26(3)	505	494
		2,843

Manufacturing—0.3%
Gates Global LLC Tranche B-3 (1 month Term SOFR + 2.600%) 7.702%, 3/31/27(3)	525	521
NCR Corp. (3 month LIBOR + 2.500%) 7.780%, 8/28/26(3)	939	935
		1,456

Media / Telecom - Broadcasting—0.1%
Nexstar Media, Inc. Tranche B-4 (1 month Term SOFR + 2.610%) 7.717%, 9/18/26(3)	371	370
Media / Telecom - Cable/Wireless Video—0.3%
Charter Communications Operating LLC Tranche B-2 (3 month Term SOFR + 1.750%) 6.795%, 2/1/27(3)	634	630
DIRECTV Financing LLC (1 month Term SOFR + 5.000%) 10.217%, 8/2/27(3)	620	606
		1,236

Media / Telecom - Wireless Communications—0.3%
SBA Senior Finance II LLC Tranche B (1 month LIBOR + 1.750%) 6.950%, 4/11/25(3)	1,047	1,047
Service—0.6%
Asplundh Tree Expert, LLC 2021 (1 month Term SOFR + 1.750%) 6.952%, 9/7/27(3)	617	615
Dun & Bradstreet Corp. (The) Tranche B (1 month Term SOFR + 3.350%) 8.434%, 2/6/26(3)	599	600
NAB Holdings LLC First Lien (3 month Term SOFR + 3.150%) 8.392%, 11/23/28(3)	630	624

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Service—continued
Pike Corp.
2028 (1 month Term SOFR + 3.110%) 8.217%, 1/21/28(3)	$ 657	$ 653
2028, Tranche B (1 month Term SOFR + 3.500%) 8.602%, 1/21/28(3)	109	109
		2,601

Utilities—0.3%
Brookfield WEC Holdings, Inc. (3 month LIBOR + 2.750%) 0.000%, 8/1/25(3)(8)	459	458
Vistra Operations Co. LLC 2018 (1 month LIBOR + 1.750%) 6.896% - 6.943%, 12/31/25(3)	912	909
		1,367

Total Leveraged Loans (Identified Cost $27,232)		27,282

	Shares
Preferred Stocks—0.7%
Financials—0.5%
Citigroup, Inc. Series T, 6.250%	1,235(9)	1,215
JPMorgan Chase & Co. Series HH, 4.600%	1,106(9)	1,032
		2,247

Industrials—0.2%
General Electric Co. Series D, (3 month LIBOR + 3.330%), 8.882%(3)	557(9)	557
Total Preferred Stocks (Identified Cost $2,896)		2,804

Total Long-Term Investments—98.8% (Identified Cost $455,478)		428,982

Securities Lending Collateral—0.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.997%)(10)(11)	257,500	258
Total Securities Lending Collateral (Identified Cost $258)		258

TOTAL INVESTMENTS—98.8% (Identified Cost $455,736)		$429,240
Other assets and liabilities, net—1.2%		5,064
NET ASSETS—100.0%		$434,304

Abbreviations:
ABS	Asset-Backed Securities
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, these securities amounted to a value of $280,598 or 64.6% of net assets.
(2)	Amount is less than $500 (not in thousands).
(3)	Variable rate security. Rate disclosed is as of June 30, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	No contractual maturity date.
(5)	All or a portion of security is on loan.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(8)	This loan will settle after June 30, 2023, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(11)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	94%
Canada	2
United Kingdom	1
Cayman Islands	1
France	1
South Korea	1
Total	100%
† % of total investments as of June 30, 2023.

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$153,798	$—	$153,798	$—
Corporate Bonds and Notes	100,272	—	100,272	—
Foreign Government Securities	1,282	—	1,282	—
Leveraged Loans	27,282	—	27,282	—(1)
Mortgage-Backed Securities	117,767	—	117,767	—
U.S. Government Securities	25,777	—	25,777	—
Equity Securities:
Preferred Stocks	2,804	—	2,804	—
Securities Lending Collateral	258	258	—	—
Total Investments	$429,240	$258	$428,982	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at June 30, 2023.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2023.
See Notes to Schedule of Investments

VIRTUS NEWFLEET LOW DURATION CORE PLUS BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
Note 1. Security Valuation
The Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.